PATIENT SERVICE EXPENSE	12 Months Ended
Mar. 31, 2022
PATIENT SERVICE EXPENSE
PATIENT SERVICE EXPENSE

23. PATIENT SERVICE EXPENSE

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Personnel costs	8,112,830	1,819,614
Share-based payments (Note 16)	512,956	93,414
Supplies and services	419,481	116,048
Payment provider fees	104,969	19,830
Total patient services expense	9,150,236	2,048,906

Patient services expense is comprised of direct costs incurred by the clinics to generate patient services revenue.